As filed with the U.S. Securities and Exchange Commission on May 24, 2010

Securities Act File No. 33-49552

Investment Company Act File No. 811-6740

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933 ☒

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 60

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940 ☒

Amendment No. 66
(Check appropriate box or boxes.)

Legg Mason Partners Institutional Trust*
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel
Legg Mason Partners Institutional Trust
100 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent for Service)

COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on May 31, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*

This filing relates solely to Western Asset Institutional Government Money Market Fund, Western Asset Institutional Municipal Money Market Fund and Western Asset Money Market Fund and Investor Shares for each of Western Asset / Citi Institutional Liquid Reserves, Western Asset / Citi Institutional Cash Reserves, Western Asset / Citi Institutional U.S. Treasury Reserves and Western Asset / Citi Institutional Tax Free Reserves.

Part A (the Prospectuses) and Part B (the Statements of Additional Information) filed by the Registrant in Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-49552) and Amendment No. 64 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-6740) pursuant to Rule 485(a) on March 26, 2010 (Accession Number 0000930413-10-001628) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until May 31, 2010.

PART C

Other Information

Item 28. Exhibits

(a)

(1) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities Exchange Commission (“SEC”) on April 16, 2007 (“Post-Effective Amendment No. 42”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of October 5, 2009, and Designation of Classes, effective October 5, 2009, is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 25, 2009.

(b)	The Registrant’s By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 42.

(c)	Not Applicable

(d)

(1) Management Agreement between the Registrant, on behalf of Citi Institutional Enhanced Income Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”).

(2) Management Agreement between the Registrant, on behalf of Citi Institutional Tax Free Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(3) Management Agreement between the Registrant, on behalf of Citi Institutional U.S. Treasury Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(4) Management Agreement between the Registrant, on behalf of Citi Institutional Liquid Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(5) Management Agreement between the Registrant, on behalf of Citi Institutional Cash Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(6) Management Agreement between the Registrant, on behalf of SMASh Series M Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7) Management Agreement between the Registrant, on behalf of SMASh Series C Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(8) Management Agreement between the Registrant, on behalf of SMASh Series EC Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(9) Management Agreement between the Registrant, on behalf of SMASh Series MEC Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(10) Management Agreement between the Registrant, on behalf of Western Asset Institutional Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(11) Management Agreement between the Registrant, on behalf of Western Asset Institutional Government Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(12) Management Agreement between the Registrant, on behalf of Western Asset Institutional Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43

(13) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi Institutional Enhanced Income Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(14) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional U.S. Treasury Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Liquid Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Institutional Cash Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(19) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(20) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(21) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series MEC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(22) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(23) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(24) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(26) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Government Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(27) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(28) Subadvisory Agreement between LMPFA and Western Asset Management Company Pte. Ltd. (“Western Singapore”), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities Exchange Commission (“SEC”) on September 15, 2008 (“Post-Effective Amendment No. 46”).

(29) Subadvisory Agreement between LMPFA and Western Asset Management Company Ltd (Japan), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46.

(e)	(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on

behalf of Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves, Citi Institutional U.S. Treasury Reserves, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series M Fund, SMASh Series MEC Fund, Western Asset Institutional Government Money Market Fund, Western Asset Institutional Money Market Fund, and Western Asset Institutional Municipal Money Market Fund, dated December 1, 2008, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2009 (“Post-Effective Amendment No. 49”).

(f)

(1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 30”).

(2) Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 36”).

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(h)

(1) Form of Transfer Agency Agreement with PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (“PNC Global Investment Servicing”), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

(2) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31.

(4) Letter Agreement amending Schedule A to the Transfer Agency Agreement with PNC Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 22, 2006 (“Post-Effective Amendment No. 35”).

(5) Expense Reimbursement Agreement between the Registrant and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 35.

(6) Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 43.

(7) Expense Reimbursement Agreement dated December 22, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 14, 2008 (“Post-Effective Amendment No. 45”).

(8) Fee Waiver and Expense Reimbursement Agreement with respect to Western Asset Institutional Government Money Market Fund dated March 2, 2009 is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 30, 2009 (“Post-Effective Amendment No. 51”).

(9) Fee Waiver and Expense Reimbursement Agreement with respect to Western Asset Institutional Money Market Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 25, 2009 (“Post-Effective Amendment No. 52”).

(10) Fee Waiver and Expense Reimbursement Agreement with respect to Western Asset Institutional Municipal

Money Market Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 52.

(i)

(1) Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

(2) Opinion and Consent of Counsel with respect to Citi Institutional Cash Reserves is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

(3) Opinion and Consent of Counsel relating to the SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund and SMASh Series MEC Fund is incorporated herein by reference to Post-Effective Amendment No. 35.

(4) Opinion and Consent of Counsel regarding the legality of shares of Citi Institutional Cash Reserves, Citi Institutional Enhanced Income Fund, Citi Institutional Liquid Reserves, Citi Institutional Tax Free Reserves, Citi Institutional U.S. Treasury Reserves, SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series MEC Fund, Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund, and Western Asset Institutional Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 42.

(5) Opinion and Consent of Counsel regarding the legality of Investor Shares being registered for each of Western Asset/Citi Institutional Liquid Reserves, Western Asset/Citi Institutional Cash Reserves, Western Asset/Citi Institutional U.S. Treasury Reserves, Western Asset/Citi Institutional Tax Free Reserves, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund to be filed by amendment.

(j)	(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 42.

(3) Power of Attorney dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Power of Attorney dated July 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 46.

(5) Power of Attorney with respect to Master Portfolio Trust dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 24, 2008.

(6) Power of Attorney dated February 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 49.

(k)	Not Applicable.

(l)	Not Applicable.

(m)

Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund, Western Asset Institutional Municipal Money Market Fund, Western Asset/Citi Institutional Cash Reserves, Western Asset/Citi Institutional Liquid Reserves, Western Asset/Citi Institutional Tax Free Reserves and Western Asset/Citi Institutional U.S. Treasury Reserves to be filed by amendment.

(n)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(o)	Not Applicable

(p)

(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 31.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Code of Ethics of WAM, WAML, Western Singapore and certain supervised affiliates dated January 2010 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

(4) Code of Ethics of Western Asset Management Company Ltd (Japan) is incorporated herein by reference to Post-Effective Amendment No. 46.

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadvisers

Western Asset Management Company — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors

James W. Hirschmann III
Jeffrey A. Nattans

Officers

Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Western Asset Management Company Limited — Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason. WAML is registered as an investment adviser under the Advisers Act. The following is a list of the officers and directors of WAML.

Directors

James W. Hirschmann III
D. Daniel Fleet
Jeffrey A. Nattans
Michael B. Zelouf

Officers
D. Daniel Fleet	President
James W. Hirschmann III	Managing Director
Suzanne Taylor-King	Finance Officer
Michael B. Zelouf	Head of London Operations

Western Asset Management Company Ltd — Western Asset Management Company Pte. Ltd. (“Western Singapore”) was incorporated under the laws of Singapore as a corporation. Western Singapore is a wholly-owned subsidiary of Legg Mason. The following is a list of the officers and directors of Western Singapore.

Directors

D. Daniel Fleet
Takashi Komatsu
Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations

Western Asset Management Company Ltd — Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. Western Japan is authorized and regulated in Japan by the Japanese Securities and Exchange Surveillance Commission. The following is a list of the officers and directors of Western Japan.

Directors

D. Daniel Fleet
Takashi Komatsu

Jeffrey A. Nattans
Naoya Orime

Officers
D. Daniel Fleet	President
Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations

Following is a list of other substantial business activities in which directors, officers or partners of WAM, WAML, Western Singapore and Western Japan have been engaged as director, officer, employee, partner or trustee.

D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH

Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held

James W. Hirschmann III	Director, WAM
Director, WAML

Following is a list of addresses for Item 31 with respect to WAM, WAML, Western Japan and Western Singapore:

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte. Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

100 First Stamford Place

Stamford, CT 06902

and

620 Eighth Avenue

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 Eighth Ave.

New York, NY 10018

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

and

620 Eighth Avenue

New York, NY 10018

Western Asset Management Company Limited (“WAML”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Ltd (“Western Japan”)

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 48

120 Collins Street

GPO Box 507

Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Pte. Ltd. (“Western Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of the Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Kimberly Mustin – Co-Managing Director

Matthew Schiffman – Co-Managing Director

George Betzios – Vice President

W. Talbot Daley – Vice President

David J. Eikenberg – Vice President

Mark E. Freemyer – Vice President

Thomas J. Hirschmann – Vice President

Joseph LaRocque – Vice President

Michael P. McAllister – Vice President

Theresa P. McGuire – Vice President

Jeremy O’Shea – Vice President

Joel R. Sauber – Vice President

Robert Shepler – Vice President

Jason Bennett – Chief Financial Officer, Treasurer and Financial Reporting Officer

Joseph M. Furey – General Counsel and SecretaryErin L. Clark – Assistant Secretary

Vicki Schmelzer – Assistant Secretary

Ronald A. Holinsky – Deputy General Counsel

Stephen A. Scarpino – Anti-Money Laundering Compliance Officer

All Addresses are 100 International Drive, Baltimore, MD 21202.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Institutional Trust
55 Water Street
New York, NY 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadvisers:

(3)	c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PNC Global Investment Servicing
P.O. Box 9699
Providence, RI 02940-9699

(6)	Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

With respect to the Registrant’s Distributor:

(7)	Legg Mason Investor Services, LLC
100 International Drive
Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 24th day of May, 2010.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset / Citi Institutional Liquid Reserves

Western Asset / Citi Institutional Cash Reserves

Western Asset / Citi Institutional U.S. Treasury Reserves

Western Asset / Citi Institutional Tax Free Reserves

Western Asset Institutional Government Money Market Fund

Western Asset Institutional Municipal Money Market Fund

Western Asset Institutional Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 24, 2010.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 24th day of May, 2010.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Government Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 24, 2010.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.